Exhibit 99.1

World Omni Select Auto Trust 2019-A

Monthly Servicer Certificate

December 31, 2019

Dates Covered
Collections Period	12/01/19 - 12/31/19
Interest Accrual Period	12/16/19 - 01/14/20
30/360 Days	30
Actual/360 Days	30
Distribution Date	01/15/20

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 11/30/19	697,906,915.62	29,023
Principal Payments	18,363,468.22	452
Defaulted Receivables	2,051,966.14	86
Repurchased Accounts	0.00	0
Pool Balance at 12/31/19	677,491,481.26	28,485

Pool Statistics	$ Amount	# of Accounts
Pool Factor	91.01%
Prepayment ABS Speed	1.52%
Aggregate Starting Principal Balance	744,382,102.38	30,000

Delinquent Receivables:
Past Due 31-60 days	25,478,044.29	1,119
Past Due 61-90 days	6,946,000.63	292
Past Due 91-120 days	1,360,284.76	72
Past Due 121+ days	0.00	0
Total	33,784,329.68	1,483

Total 31+ Delinquent as % Ending Pool Balance	4.99%
Total 61+ Delinquent as % Ending Pool Balance	1.23%
Delinquency Trigger Occurred	NO

Recoveries	721,202.44
Aggregate Net Losses/(Gains) - December 2019	1,330,763.70
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	2.29%
Prior Net Losses Ratio	0.54%
Second Prior Net Losses Ratio	0.22%
Third Prior Net Losses Ratio	N/A
Four Month Average	N/A

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.24%

Overcollateralization Target Amount	88,073,892.56
Actual Overcollateralization	67,889,655.04
Weighted Average APR	9.03%
Weighted Average Remaining Term	64.51

Flow of Funds	$ Amount

Collections	24,277,344.39
Investment Earnings on Cash Accounts	9,281.89
Servicing Fee	(726,986.37)
Transfer to Collection Account	-
Available Funds	23,559,639.91

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per calendar year)	-
(2) Class A Interest	830,852.61
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	107,704.33
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	75,307.17
(7) Noteholders' Third Priority Principal Distributable Amount	-
(8) Class D Interest	69,908.42
(9) Noteholders' Fourth Priority Principal Distributable Amount	-
(10) Class E Interest	-
(11) Noteholders' Fifth Priority Principal Distributable Amount	-
(12) Required Reserve Account	-
(13) Noteholders' Principal Distributable Amount	22,475,867.38
(14) Asset Representation Reviewer Amounts (in excess of 1)	-
(15) Distribution to Certificateholders	-

Total Distributions of Available Funds	23,559,639.91

Servicing Fee	726,986.37
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	541,890,000.00
Original Class B	59,560,000.00
Original Class C	37,970,000.00
Original Class D	32,390,000.00
Original Class E	16,750,000.00

Total Class A, B, C, D, & E
Note Balance @ 12/16/19	632,077,693.60
Principal Paid	22,475,867.38
Note Balance @ 01/15/20	609,601,826.22

Class A-1
Note Balance @ 12/16/19	63,517,693.60
Principal Paid	22,475,867.38
Note Balance @ 01/15/20	41,041,826.22
Note Factor @ 01/15/20	34.2015219%

Class A-2a
Note Balance @ 12/16/19	242,000,000.00
Principal Paid	0.00
Note Balance @ 01/15/20	242,000,000.00
Note Factor @ 01/15/20	100.0000000%

Class A-2b
Note Balance @ 12/16/19	50,000,000.00
Principal Paid	0.00
Note Balance @ 01/15/20	50,000,000.00
Note Factor @ 01/15/20	100.0000000%

Class A-3
Note Balance @ 12/16/19	129,890,000.00
Principal Paid	0.00
Note Balance @ 01/15/20	129,890,000.00
Note Factor @ 01/15/20	100.0000000%

Class B
Note Balance @ 12/16/19	59,560,000.00
Principal Paid	0.00
Note Balance @ 01/15/20	59,560,000.00
Note Factor @ 01/15/20	100.0000000%

Class C
Note Balance @ 12/16/19	37,970,000.00
Principal Paid	0.00
Note Balance @ 01/15/20	37,970,000.00
Note Factor @ 01/15/20	100.0000000%

Class D
Note Balance @ 12/16/19	32,390,000.00
Principal Paid	0.00
Note Balance @ 01/15/20	32,390,000.00
Note Factor @ 01/15/20	100.0000000%

Class E
Note Balance @ 12/16/19	16,750,000.00
Principal Paid	0.00
Note Balance @ 01/15/20	16,750,000.00
Note Factor @ 01/15/20	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	1,083,772.53
Total Principal Paid	22,475,867.38
Total Paid	23,559,639.91

Class A-1
Coupon	2.12123%
Interest Paid	112,279.70
Principal Paid	22,475,867.38
Total Paid to A-1 Holders	22,588,147.08

Class A-2a
Coupon	2.06000%
Interest Paid	415,433.33
Principal Paid	0.00
Total Paid to A-2a Holders	415,433.33

Class A-2b
One-Month Libor	1.73975%
Coupon	2.07975%
Interest Paid	86,656.25
Principal Paid	0.00
Total Paid to A-2b Holders	86,656.25

Class A-3
Coupon	2.00000%
Interest Paid	216,483.33
Principal Paid	0.00
Total Paid to A-3 Holders	216,483.33

Class B
Coupon	2.17000%
Interest Paid	107,704.33
Principal Paid	0.00
Total Paid to B Holders	107,704.33

Class C
Coupon	2.38000%
Interest Paid	75,307.17
Principal Paid	0.00
Total Paid to C Holders	75,307.17

Class D
Coupon	2.59000%
Interest Paid	69,908.42
Principal Paid	0.00
Total Paid to D Holders	69,908.42

Class E
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to E Holders	0.00

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	1.5739696
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	32.6418429
Total Distribution Amount	34.2158125

A-1 Interest Distribution Amount	0.9356642
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	187.2988948
Total A-1 Distribution Amount	188.2345590

A-2a Interest Distribution Amount	1.7166667
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	1.7166667

A-2b Interest Distribution Amount	1.7331250
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	1.7331250

A-3 Interest Distribution Amount	1.6666666
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	1.6666666

B Interest Distribution Amount	1.8083333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.8083333

C Interest Distribution Amount	1.9833334
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.9833334

D Interest Distribution Amount	2.1583334
D Interest Carryover Shortfall	0.0000000
D Principal Distribution Amount	0.0000000
Total D Distribution Amount	2.1583334

E Interest Distribution Amount	0.0000000
E Interest Carryover Shortfall	0.0000000
E Principal Distribution Amount	0.0000000
Total E Distribution Amount	0.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	0.00
Noteholders' Fourth Priority Principal Distributable Amount	0.00
Noteholders' Fifth Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Reserve Account
Balance as of 12/16/19	3,721,910.51
Investment Earnings	5,377.35
Investment Earnings Paid	(5,377.35)
Deposit/(Withdrawal)	-
Balance as of 01/15/20	3,721,910.51
Change	-

Required Reserve Amount	3,721,910.51

Credit Risk Retention Information

World Omni Financial Corp. (“World Omni”), as “originator” for the purposes of the EU Securitization Rules (as defined in the Sale and Servicing Agreement), continues to retain, a material net economic interest (the “EU Retained Interest”), in the form of retention of a first loss tranche as described in option (d) of Article 6(3) of the EU Securitization Regulation, by holding all the limited liability company interests in World Omni Auto Receivables LLC (“WOAR”), which in turn retains the Certificates (as defined in the Sale and Servicing Agreement) issued by World Omni Select Auto Trust 2019-A, such Certificates representing at least 5% of the aggregate nominal value of the Receivables (as defined in the Sale and Servicing Agreement) in the pool.

World Omni has not (and has not permitted WOAR or any of its other affiliates to subject the EU Retained Interest to any hedge or otherwise mitigate its credit risk under or associated with the EU Retained Interest, or sell, transfer or otherwise surrender all or part of the rights, benefits or obligations arising from the EU Retained Interest) subject the EU Retained Interest to any credit risk mitigation or hedging, or sell, transfer or otherwise surrender all or part of the rights, benefits or obligations arising from the EU Retained Interest, except, in each case to the extent permitted in accordance with the EU Securitization Rules. Further, World Omni has not changed the retention option or method of calculating the EU Retained Interest.